CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 1,853	$ 5,105
Other income and gains	(1,247)	(6,501)
Equity accounted earnings, net of distributions	(641)	(441)
Fair value changes	2,520	1,396
Depreciation and amortization	9,737	9,075
Deferred income taxes	(341)	(897)
(Proceeds from) Investments in residential inventory	(108)	152
Net change in non-cash working capital balances	(4,204)	(1,422)
Cash flows from (used in) operating activities	7,569	6,467
Financing activities
Corporate borrowings arranged	2,082	1,246
Corporate borrowings repaid	(571)	(550)
Commercial paper and borrowings, net	736	31
Non-recourse borrowings arranged	109,844	83,620
Non-recourse borrowings repaid	(84,288)	(71,328)
Non-recourse credit facilities, net	(24)	(3,558)
Subsidiary equity obligations issued	662	277
Subsidiary equity obligations redeemed	(14)	(456)
Deposits From Related Party	1,471	173
Deposit From Related Parties Repaid	(1,121)	(1,261)
Capital provided by non-controlling interests	13,444	29,401
Capital repaid to non-controlling interests	(4,365)	(2,175)
Repayment of lease liabilities	(1,564)	(969)
Receipt (settlement) of deferred consideration	68	(483)
Distributions to non-controlling interests	7,815	12,842
Distributions to shareholders	(663)	(602)
Cash flows from (used in) financing activities	26,900	19,927
Acquisitions
Investment properties	(11,141)	(8,213)
Property, plant and equipment	(11,172)	(8,069)
Equity accounted investments	(7,074)	(10,492)
Financial assets and other	(11,405)	(51,887)
Acquisition of subsidiaries, net of cash acquired	(6,453)	(12,922)
Dispositions
Investment properties	4,107	1,573
Property, plant and equipment	2,773	1,175
Equity accounted investments	1,087	3,258
Financial assets and other	8,216	50,086
Disposition of subsidiaries, net of cash disposed	1,049	5,688
Restricted cash and deposits	49	41
Cash flows from (used in) investing activities	(29,964)	(29,762)
Cash and cash equivalents
Change in cash and cash equivalents	4,505	(3,368)
Foreign exchange revaluation	(461)	205
Balance, beginning of period	11,222	14,396
Balance, end of period	15,051	11,222
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	(215)	(11)
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	2,674	1,677
Interest Paid Classified As Supplemental Cash Flow Disclosure	14,289	13,902
Common shares
Financing activities
Common shares repurchased	(1,001)	(624)
Common shares issued	19	49
Preferred shares
Financing activities
Common shares repurchased	$ 0	$ (22)